Financial Instruments and Financial Risks (Details) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Financial Instruments and Financial Risk Management [Line Items]
Equity marketable securities	$ 337
Debt marketable securities	$ 5,845